Prepayments and other current assets -Summary of prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets
Prepayments to suppliers	¥ 45,212	$ 6,555	¥ 74,328
Interest income receivable	843	122	814
Prepayment for advertising expenses	406	59	1,714
Loan receivables	100,361	14,551	151,089
Value-added tax receivables	62,808	9,106	76,285
Receivables from employees	12,598	1,827	15,180
Others	20,766	3,011	17,623
Total	¥ 242,994	$ 35,231	¥ 337,033